Investment in securities (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Summary of marketable securities

	December 31, 2023				December 31, 2022
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Equity securities
Mutual funds	—	—	—	—	724	—	(488)	236
Total equity securities	—	—	—	—	724	—	(488)	236

Available-for-sale
US government and federal agencies	1,721,278	1,382	(158,875)	1,563,785	1,919,285	14	(206,523)	1,712,776
Non-US governments debt securities	254,532	—	(4,355)	250,177	262,892	—	(11,429)	251,463
Asset-backed securities - Student loans	40	—	—	40	5,640	—	(14)	5,626
Residential mortgage-backed securities	19,200	—	(2,073)	17,127	21,261	—	(2,261)	19,000
Total available-for-sale	1,995,050	1,382	(165,303)	1,831,129	2,209,078	14	(220,227)	1,988,865

Held-to-maturity¹
US government and federal agencies	3,461,097	—	(484,388)	2,976,709	3,738,080	—	(540,572)	3,197,508
Total held-to-maturity	3,461,097	—	(484,388)	2,976,709	3,738,080	—	(540,572)	3,197,508
¹ For the years ended December 31, 2023, 2022 and 2021, impairments recognized in other comprehensive income for HTM investments were nil.
In the following tables, debt securities with unrealized losses that are not deemed to be credit impaired and for which an allowance for credit losses has not been recorded are categorized as being in a loss position for "less than 12 months" or "12 months or more" based on the point in time that the fair value most recently declined below the amortized cost basis.

	Less than 12 months		12 months or more
December 31, 2023	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	7,855	(137)	1,486,104	(158,738)	1,493,959	(158,875)
Non-US governments debt securities	—	—	250,177	(4,355)	250,177	(4,355)
Asset-backed securities - Student loans	—	—	40	—	40	—
Residential mortgage-backed securities	—	—	17,127	(2,073)	17,127	(2,073)
Total available-for-sale securities with unrealized losses	7,855	(137)	1,753,448	(165,166)	1,761,303	(165,303)

Held-to-maturity securities with unrealized losses
US government and federal agencies	—	—	2,976,709	(484,388)	2,976,709	(484,388)

	Less than 12 months		12 months or more
December 31, 2022	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	713,462	(68,016)	995,154	(138,507)	1,708,616	(206,523)
Non-US governments debt securities	—	—	251,463	(11,429)	251,463	(11,429)
Asset-backed securities - Student loans	—	—	5,626	(14)	5,626	(14)
Residential mortgage-backed securities	14,474	(1,618)	4,526	(643)	19,000	(2,261)
Total available-for-sale securities with unrealized losses	727,936	(69,634)	1,256,769	(150,593)	1,984,705	(220,227)

Held-to-maturity securities with unrealized losses
US government and federal agencies	1,462,005	(142,228)	1,735,503	(398,344)	3,197,508	(540,572)

	December 31, 2023		December 31, 2022
Pledged Investments	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale	27,459	25,785	—	—
Held-to-maturity	96,952	88,399	32,938	24,991

Summary of investments maturities
The following table presents the remaining term to contractual maturity of the Bank’s securities. The actual maturities may differ as certain securities offer prepayment options to the borrowers.

	Remaining term to maturity
December 31, 2023	Within 3 months	3 to 12 months	1 to 5 years	5 to 10 years	Over 10 years	No specific or single maturity	Carrying amount
Available-for-sale
US government and federal agencies	14,888	190,228	510,848	—	—	847,821	1,563,785
Non-US governments debt securities	158,704	—	91,473	—	—	—	250,177
Asset-backed securities - Student loans	—	—	—	—	—	40	40
Residential mortgage-backed securities	—	—	—	—	—	17,127	17,127
Total available-for-sale	173,592	190,228	602,321	—	—	864,988	1,831,129

Held-to-maturity
US government and federal agencies	—	—	—	—	—	3,461,097	3,461,097

Schedule of sale proceeds and realized gains and losses of AFS securities
Sale Proceeds and Realized Gains and Losses of AFS Securities

	Year ended
	December 31, 2023				December 31, 2022				December 31, 2021
	Sale proceeds	Gross realized gains	Gross realized (losses)	Transfers of HTM	Sale proceeds	Gross realized gains	Gross realized (losses)	Transfers of HTM[1]	Sale proceeds	Gross realized gains	Gross realized (losses)	Transfers of HTM
US government and federal agencies	—	—	—	—	—	—	—	998,157	189,417	1,563	(1,802)	—
Asset-backed securities - Student loans	5,586	—	(14)	—	7,631	—	(19)	—	—	—	—	—
Total	5,586	—	(14)	—	7,631	—	(19)	998,157	189,417	1,563	(1,802)	—